Risk Information - New lending capacity (Details) - Liquidity risk - SEK SEK in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
New lending capacity	15 months	9 months
Liquidity investments	SEK 55.7	SEK 72.3
Committed undisbursed loans	72.9	54.8
CIRR - loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Committed undisbursed loans	SEK 69.2	SEK 49.1